Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) - $ / shares	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Beginning balance	666,162	441,162	664,585
Granted	218,000	235,000	50,000
Exercised	0	0	(111,372)
Expired			(15,000)
Forfeited	(10,000)	(10,000)	(147,051)
Outstanding Ending balance	874,162	666,162	441,162
Outstanding Beginning balance	$ 1.02	$ 1.15	$ 1.21
Granted	1.43	0.78	1.94
Exercised			1.04
Expired			7.73
Forfeited	0.78	1.10	1.10
Outstanding Ending balance	$ 1.13	$ 1.02	$ 1.15